Supplement (Annuity, High Yield Bond Portfolio)	12 Months Ended
Dec. 31, 2013
Annuity | High Yield Bond Portfolio
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Variable Insurance Fund High Yield Bond Portfolio

Supplement to the Prospectus and Summary Prospectus Dated April 30, 2014

Prospectus and Summary Prospectus Text Changes

The following paragraph replaces a similar paragraph under the heading Annual Total Returns:

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of a relevant market index and a composite index, which have investment characteristics similar to those of the Portfolio. The Portfolio's returns are net of its expenses but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio's returns, the returns would be lower. Keep in mind that the Portfolio's past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Under the same heading, the 'Average Annual Total Returns' table is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2013

1 Year 5 Years 10 Years

High-Yield Bond Portfolio 4.35% 14.70% 6.67%

Comparative Indexes

(reflect no deduction for fees, expenses, or taxes)

Barclays U.S. Aggregate Bond Index 7.44% 18.93% 8.62%

High-Yield Corporate Composite Index 5.9 15.68

Prospectus Text Change

In the Glossary of Investment Terms section, the following term is added in alphabetical order:

High-Yield Corporate Composite Index. As index weighted 95% Barclays U.S. High-Yield BA/B 2% Issuer Capped Index and 5% Barclays U.S. 1-5 Year Treasury Bond Index.

(c) 2014 The Vanguard Group, Inc. All Rights reserved. PS 260 112014

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